Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
Right-of-use assets are included in property, plant and equipment for the following amounts:

2023

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other [D]	Total
Cost
At January 1	—	14,675	16,463	9,899	41,037
Additions	—	790	2,442	1,308	4,540
Sales, retirements and other movements [A]	—	(116)	29	(1,040)	(1,127)
Reclassifications [B]	—	(2,779)	527	2,252	—
Currency translation differences	—	27	24	(268)	(217)
At December 31	—	12,597	19,485	12,151	44,233
Depreciation, depletion and amortisation, including impairments
At January 1	—	8,275	6,695	2,950	17,920
Charge for the year [C]	—	1,382	2,428	998	4,808
Sales, retirements and other movements [A]	—	(303)	(1,149)	(1,042)	(2,494)
Reclassifications [B]	—	(2,217)	63	2,154	—
Currency translation differences	—	9	12	(101)	(80)
At December 31	—	7,146	8,049	4,959	20,154
Carrying amount at December 31	—	5,451	11,436	7,192	24,079
[A]Includes the reclassification of right-of-use assets to assets held for sale. (See Note 18).
[B]Reclassification from Production to Manufacturing, supply and distribution and Other.
[C]Includes impairment losses ($72 million) and reversals ($2 million). (See Note 12).
[D]Other mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions and Corporate.

2022

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other [C]	Total
Cost
At January 1	5	14,322	15,748	8,031	38,106
Additions	—	1,088	2,305	2,111	5,504
Sales, retirements and other movements [A]	(5)	(569)	(1,530)	319	(1,785)
Currency translation differences	—	(166)	(60)	(562)	(788)
At December 31	—	14,675	16,463	9,899	41,037
Depreciation, depletion and amortisation, including impairments
At January 1	—	7,935	5,946	2,273	16,154
Charge for the year [B]	—	1,182	2,223	797	4,202
Sales, retirements and other movements [A]	—	(751)	(1,444)	23	(2,172)
Currency translation differences	—	(91)	(30)	(143)	(264)
At December 31	—	8,275	6,695	2,950	17,920
Carrying amount at December 31	—	6,400	9,768	6,949	23,117
[A]Includes the reclassification of right-of-use assets to assets held for sale. (See Note 18).
[B]Includes impairment losses ($160 million) and reversals ($206 million). (See Note 12).
[C]Other mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions and Corporate.

Schedule of Lease Expenses not Included in the Measurement of Lease Liability
Shell also has certain lease contracts of items with lease terms of 12 months or less. For these lease contracts, Shell applies the short-term lease recognition exemption. Lease expenses not included in the measurement of lease liability are:

Lease expenses not included in the measurement of lease liability

		$ million
	2023	2022
Expense relating to short-term leases	495	552
Expense relating to variable lease payments	1,415	1,251

Schedule of Future Lease Payments Under Lease Contracts
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2023

	$ million
	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	6,182		1,539	4,643
Between 1 and 5 years	16,105		4,443	11,662
5 years and later	16,794		5,390	11,404
Total	39,081	[A]	11,372	27,709
[A]Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, which are not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2022

	$ million
	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	5,914	1,533	4,381
Between 1 and 5 years	15,624	4,655	10,969
5 years and later	17,935	5,642	12,293
Total	39,473	11,830	27,643